Repurchase Agreements	12 Months Ended
Dec. 31, 2023
Repurchase Agreements
10. Repurchase Agreements
At December 31, 2023, Blackstone had no Repurchase Agreements and hence no pledged securities or cash. At December 31, 2022, Blackstone pledged securities with a carrying value of $89.9 million and cash to collateralize its repurchase agreements. Such securities can be repledged, delivered or otherwise used by the counterparty.
The following table provides information regarding Blackstone’s Repurchase Agreements obligation by type of collateral pledged as of December 31, 2022. At December 31, 2023, Blackstone had no Repurchase Agreements and hence no collateral outstanding.

	December 31, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and	Up to	30 - 90	Greater than
	Continuous	30 Days	Days	90 days	Total
Repurchase Agreements
Loans	$—	$70,776	$—	$19,168	$89,944

Gross Amount of Recognized Liabilities for Repurchase Agreements in Note 12. “Offsetting of Assets and Liabilities”					$89,944

Amounts Related to Agreements Not Included in Offsetting Disclosure in Note 12. “Offsetting of Assets and Liabilities”					$—